Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted-Average Assumptions Used for Estimating the Fair Value of Option Rights
The fair value of the Company’s option rights was estimated at the date of grant using a Black-Scholes-Merton option-pricing model with the following weighted-average assumptions for all options granted:

	2018	2017	2016
Risk-free interest rate	2.99%	1.97%	1.24%
Expected life of option rights	5.05 years	5.05 years	5.05 years
Expected dividend yield of stock	.89%	.85%	1.06%
Expected volatility of stock	.211	.213	.212

Summary of Non-Qualified and Incentive Stock Option Right Activity
A summary of the Company’s non-qualified and incentive stock option right activity is shown in the following table:

	2018			2017			2016
	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value
Outstanding beginning of year	4,646,313	$204.33		5,163,709	$163.61		5,219,506	$141.58
Granted	565,336	410.00		689,506	377.84		712,967	271.46
Exercised	(662,218)	137.03		(1,154,698)	123.16		(733,876)	108.81
Forfeited	(60,288)	327.08		(49,977)	267.02		(26,653)	232.83
Expired	(3,894)	238.26		(2,227)	236.97		(8,235)	176.28
Outstanding end of year	4,485,249	$238.53	$704,160	4,646,313	$204.33	$955,810	5,163,709	$163.61	$545,531
Exercisable at end of year	3,274,780	$188.48	$671,269	3,288,237	$156.43	$833,938	3,783,755	$130.59	$522,921

Summary of RSU Activity
A summary of the Company’s RSU activity for the years ended December 31 is shown in the following table:

	2018	2017	2016
Outstanding at beginning of year	335,796	397,326	467,744
Granted	116,636	112,647	99,662
Exchanged Valspar awards (net of forfeitures)		51,009
Vested	(150,576)	(215,433)	(166,405)
Forfeited	(11,454)	(9,753)	(3,675)
Outstanding at end of year	290,402	335,796	397,326